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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer              (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              February 9, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $1,510,757
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AMB PROPERTY CORP.    COMMON            00163T109     17,196    523,000            X            1                    464,400  58,600
AARON RENTS, INC.     COMMON            002535201     10,296    511,500                         1                    457,700  53,800
AIRGAS, INC.          COMMON            009363102     38,056  1,771,700            X            1                  1,588,000 183,700
ALBANY INTERNATIONAL
  CORP.               COMMON            012348108     25,930    764,900            X            1                    685,900  79,000
AMERUS GROUP CO.      COMMON            03072M108     17,198    491,800            X            1                    440,100  51,700
APRIA HEALTHCARE
  GROUP INC.          COMMON            037933108     18,981    666,700            X            1                    597,400  69,300
BANK OF HAWAII CORP.  COMMON            062540109     24,527    581,200            X            1                    521,100  60,100
BEARINGPOINT, INC.    COMMON            074002106     28,198  2,794,600            X            1                  2,504,800 289,800
BORDERS GROUP, INC.   COMMON            099709107     24,588  1,121,700            X            1                  1,005,600 116,100
BRANDYWINE REALTY
  TRUST               COMMON            105368203     14,212    530,900            X            1                    471,200  59,700
CCC INFORMATION
  SERVICES GROUP      COMMON            12487Q109      4,471    264,557            X            1                    236,359  28,198
CERIDIAN CORPORATION  COMMON            156779100     14,063    671,600            X            1                    601,500  70,100
CLARK, INC.           181457102         181457102     11,956    621,400            X            1                    556,200  65,200
COMMERCE BANCSHARES,
  INC.                COMMON            200525103     34,462    703,026            X            1                    629,782  73,244
CRANE CO.             COMMON            224399105     23,209    755,000            X            1                    676,000  79,000
CURTISS-WRIGHT
  CORPORATION         COMMON            231561101     19,651    436,600            X            1                    391,600  45,000
DAVITA INC.           COMMON            23918K108     39,164  1,004,200            X            1                    900,400 103,800
DEL MONTE FOODS
  COMPANY             COMMON            24522P103     21,831  2,099,100            X            1                  1,882,600 216,500
DELPHI FINANCIAL
  GROUP, INC.         COMMON            247131105     36,553  1,015,361            X            1                    910,487 104,874



DIRECT GENERAL
  CORPORATION         COMMON            25456W204     18,933    572,004            X            1                    512,004  60,000
ELECTRONICS FOR
  IMAGING, INC.       COMMON            286082102     15,641    601,128            X            1                    537,866  63,262
FAIRCHILD SEMI-
  CONDUCTOR INT'L.    COMMON            303726103     14,278    571,800            X            1                    513,100  58,700
FIRST NIAGRA
  FINANCIAL GROUP,    COMMON            33582v108     16,938  1,131,486            X            1                  1,012,865 118,621
FLOWSERVE CORP.       COMMON            34354P105     19,525    935,100            X            1                    838,000  97,100
FOREST OIL
  CORPORATION         COMMON            346091705     17,705    619,700            X            1                    554,900  64,800
FURNITURE BRANDS
  INTERNATIONAL       COMMON            360921100     36,161  1,232,900            X            1                  1,105,300 127,600
GRAFTECH INTER-
  NATIONAL LTD.       COMMON            384313102     26,101  1,933,400            X            1                  1,730,500 202,900
HEALTH NET, INC.      COMMON            42222G108     35,277  1,078,800            X            1                    967,700 111,100
HUGHES SUPPLY, INC.   COMMON            444482103     23,004    463,600            X            1                    414,900  48,700
IDEX CORP.            COMMON            45167R104     22,937    551,500            X            1                    494,500  57,000
IKON OFFICE
  SOLUTIONS, INC.     COMMON            451713101     16,520  1,392,900            X            1                  1,247,900 145,000
IPC HOLDINGS, LTD.    COMMON            g4933p101     16,401    421,630            X            1                    377,240  44,390
INFINITY PROPERTY AND
  CASUALTY            COMMON            45665Q103     15,741    476,281            X            1                    426,738  49,543
INTERPOOL, INC.       COMMON            46062R108     13,340    920,000            X            1                    820,700  99,300
JG INDUSTRIES INC.    COMMON            JGIN-O             0     77,781            X            1                     77,781
JACUZZI BRANDS, INC.  COMMON            469865109     21,169  2,985,800            X            1                  2,676,900 308,900
JOURNAL COMMUNICA-    COMMON            481130102     15,159    818,100            X            1                    732,000  86,100
  TIONS INCORPORATED
KEMET CORP.           COMMON            488360108     18,802  1,373,400            X            1                  1,232,600 140,800



KENNAMETAL INC.       COMMON            489170100     16,945    426,300            X            1                    381,700  44,600
KEY ENERGY SERVICES,
  INC.                COMMON            492914106     16,771  1,626,700            X            1                  1,456,200 170,500
LINENS `N THINGS, INC.COMMON            535679104     12,092    402,000            X            1                    359,900  42,100
MCG CAPITAL CORP.     COMMON            58047P107     22,290  1,137,830            X            1                  1,018,674 119,156
MSC INDUSTRIAL DIRECT
  CO., INC.           COMMON            553530106     10,530    382,900            X            1                    342,700  40,200
METTLER-TOLEDO
  INTERNATIONAL I     COMMON            592688105     20,628    488,700            X            1                    437,600  51,100
MINERALS TECHNOLOGIES
  INC.                COMMON            603158106     26,052    439,700            X            1                    394,100  45,600
MONACO COACH
  CORPORATION         COMMON            60886R103     15,801    663,900            X            1                    594,800  69,100
NEWFIELD EXPLORATION
  COMPANY             COMMON            651290108     21,134    474,500            X            1                    425,800  48,700
PARK ELECTROCHEMICAL
  CORP.               COMMON            700416209     17,714    668,700            X            1                    598,600  70,100
PENTAIR, INC.         COMMON            709631105     18,815    411,700            X            1                    368,800  42,900
PIER 1 IMPORTS, INC.  COMMON            720279108     19,976    913,800            X            1                    817,600  96,200
POLARIS INDUSTRIES
  INC                 COMMON            731068102     24,049    271,500            X            1                    243,200  28,300
PROQUEST COMPANY      COMMON            74346P102     23,145    785,900            X            1                    704,800  81,100
PROVIDENT FINANCIAL
  GROUP, INC.         COMMON            743866105     16,604    519,695            X            1                    465,895  53,800
REINSURANCE GROUP
  OF AMERICA          COMMON            759351109     24,214    626,490            X            1                    561,290  65,200
RELIANCE STEEL &
  ALUMINUM CO.        COMMON            759509102     17,947    540,400            X            1                    483,900  56,500
RUBY TUESDAY, INC.    COMMON            781182100     23,983    841,800            X            1                    754,600  87,200
RYDER SYSTEM, INC.    COMMON            783549108     16,573    485,300            X            1                    434,500  50,800



SCHOOL SPECIALTY, INC.COMMON            807863105     40,341  1,186,163            X            1                  1,062,759 123,404
SCOTTISH RE GROUP
  LIMITED             COMMON            g7885t104     15,631    752,200            X            1                    673,800  78,400
SELECTIVE INSURANCE
  GROUP, INC.         COMMON            816300107     21,244    656,503            X            1                    589,025  67,478
SHAW GROUP INC.       COMMON            820280105      7,445    546,600            X            1                    489,200  57,400
SPARTECH CORP.        COMMON            847220209     27,789  1,127,800            X            1                  1,010,300 117,500
SYNNEX CORPORATION    COMMON            87162W100     10,396    755,500            X            1                    676,300  79,200
TECH DATA CORPORATION COMMON            878237106     23,925    602,800            X            1                    540,500  62,300
THE SCOTTS COMPANY    COMMON            810186106     23,664    400,000            X            1                    358,200  41,800
THE TORO CO.          COMMON            891092108     21,799    469,800            X            1                    420,600  49,200
TRIAD GUARANTY INC.   COMMON            895925105     11,496    228,328            X            1                    204,446  23,882
U.S.I. HOLDINGS
  CORPORATION         COMMON            90333H101     20,519  1,572,307            X            1                  1,410,017 162,290
UNITED STATIONERS INC.COMMON            913004107     16,176    395,300            X            1                    353,800  41,500
WERNER ENTERPRISES,
  INC.                COMMON            950755108     17,645    905,340            X            1                    812,021  93,319
WESTCORP              COMMON            957907108     16,078    439,900            X            1                    393,600  46,300
YORK INTERNATIONAL
  CORPORATION         COMMON            986670107     22,661    615,800            X            1                    551,900  63,900
EFUNDS CORPORATION    COMMON            28224R101     18,269  1,052,952            X            1                    942,250 110,702
iSTAR FINANCIAL INC.  COMMON            45031U101     42,242  1,085,900            X            1                    973,500 112,400
TOTAL                                              1,510,757
